Summary of Significant Accounting Policies - Schedule of Identifiable Intangible Assets (Details)	Dec. 31, 2024
Brand Names
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets amortization years	10 years
BCA | Minimum
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets amortization years	1 year
BCA | Maximum
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets amortization years	6 years
Technology/platform
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets amortization years	5 years
NCC
Summary Of Significant Accounting Policies [Line Items]
Identifiable intangible assets amortization years	5 years